Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 31,847	$ 24,245	$ 20,657
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 7,325	$ 5,819	$ 5,164
Tax adjustment in respect of different tax rates	(826)	268	(1,214)
Deferred taxes on losses for which full valuation allowance was provided in the past	(11)	658	(455)
Tax-deductible costs, not included in the accounting costs		(38)	(342)
Tax benefits in respect of prior years, net	(22)	(488)	1,262
Nondeductible expenses	45	70	(232)
Uncertain tax position and other differences	560	42	(234)
Income tax	$ 7,071	$ 6,331	$ 3,949